Condensed Financial Information of DHT Holdings, Inc. - Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that will not be reclassified subsequently to profit or loss:
Profit/(loss) for the year	$ (46,927)	$ 6,602	$ 9,260
Remeasurement of defined benefit obligation/(loss) net of tax	(148)	(166)	(49)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	(53)	193	28
Total comprehensive income/(loss)	(47,128)	6,628	9,239
Attributable to the owners of parent	(47,128)	6,628	9,239
Attributable to the owners of parent	(47,128)	6,628	9,239
Parent Company [Member]
Items that will not be reclassified subsequently to profit or loss:
Profit/(loss) for the year	(86,143)	20,293	(5,228)
Items that may be reclassified subsequently to profit or loss:
Total comprehensive income/(loss)	(86,143)	20,293	(5,228)
Attributable to the owners of parent	(86,143)	20,293	(5,228)
Attributable to the owners of parent	$ (86,143)	$ 20,293	$ (5,228)